Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Defiance AI & Power Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Defiance AI & Power Infrastructure ETF
Class Name	Defiance AI & Power Infrastructure ETF
Trading Symbol	AIPO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance AI & Power Infrastructure ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/aipo. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance AI & Power Infrastructure ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/aipo
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance AI & Power Infrastructure ETF	$48	0.69%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 234,308,000
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 347,015
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$234,308
Number of Holdings	58
Total Advisory Fee	$347,015
Portfolio Turnover	11%

Holdings [Text Block]	Sectors - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Quanta Services, Inc.	8.8
GE Vernova, Inc.	8.8
Vertiv Holdings Co. - Class A	8.4
Eaton Corp. PLC	7.7
Cameco Corp.	5.6
NVIDIA Corp.	3.5
Bloom Energy Corp. - Class A	3.4
Constellation Energy Corp.	3.1
Broadcom, Inc.	2.8
Hubbell, Inc.	2.6

Defiance Gold Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Gold Enhanced Options Income ETF
Class Name	Defiance Gold Enhanced Options Income ETF
Trading Symbol	GLDY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Gold Enhanced Options Income ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/gldy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Gold Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/gldy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Gold Enhanced Options Income ETF	$101	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%	[2]
Net Assets	$ 40,129,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 147,936
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$40,129
Number of Holdings	10
Total Advisory Fee	$147,936
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
United States Treasury Bills	59.8
First American Government Obligations Fund - Class X, 3.60%	26.3
SPDR Gold Shares, Expiration: 03/02/2026; Exercise Price: $4879.00	-0.6
SPDR Gold Shares, Expiration: 03/02/2026; Exercise Price: $488.00	-0.5
SPDR Gold Shares, Expiration: 03/02/2026; Exercise Price: $487.00	-0.4

Defiance Large Cap ex-Mag 7 ETF
Shareholder Report [Line Items]
Fund Name	Defiance Large Cap ex-Mag 7 ETF
Class Name	Defiance Large Cap Ex-mag 7 ETF
Trading Symbol	XMAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Large Cap ex-Mag 7 ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/xmag. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Large Cap ex-Mag 7 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/xmag
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Large Cap Ex-mag 7 ETF	$50	0.35%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.35%	[3]
Net Assets	$ 141,947,000
Holdings Count | Holdings	492
Advisory Fees Paid, Amount	$ 136,831
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$141,947
Number of Holdings	492
Total Advisory Fee	$136,831
Portfolio Turnover	1%

Holdings [Text Block]	Sector - Investments (% of Total Net Assets) Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Broadcom, Inc.	3.7
Eli Lilly & Co.	2.2
JPMorgan Chase & Co.	2.0
Berkshire Hathaway, Inc. - Class B	1.7
Exxon Mobil Corp.	1.6
Johnson & Johnson	1.5
Walmart, Inc.	1.4
Visa, Inc. - Class A	1.3
Micron Technology, Inc.	1.2
Costco Wholesale Corp.	1.1

Defiance Nasdaq 100 Income Target ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 Income Target ETF
Class Name	Defiance Nasdaq 100 Income Target ETF
Trading Symbol	QQQT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Nasdaq 100 Income Target ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qqqt. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Nasdaq 100 Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/qqqt
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Income Target ETF	$44	0.87%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[4]
Net Assets	$ 36,665,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 144,924
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$36,665
Number of Holdings	4
Total Advisory Fee	$144,924
Portfolio Turnover	17%

Holdings [Text Block]

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Invesco QQQ Trust Series 1	97.9
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,950.00	-0.5
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,990.00	0.4
First American Government Obligations Fund - Class X, 3.60%	0.4

Defiance Nasdaq 100 LightningSpread(TM) Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 LightningSpread Income ETF
Class Name	Defiance Nasdaq 100 LightningSpread Income ETF
Trading Symbol	QLDY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Nasdaq 100 LightningSpread Income ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qldy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Nasdaq 100 LightningSpread Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/qldy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 LightningSpread Income ETF	$52	1.03%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[5]
Net Assets	$ 30,177,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 106,469
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$30,177
Number of Holdings	6
Total Advisory Fee	$106,469
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Nasdaq 100 Index, Expiration: 12/18/2026; Exercise Price: $2,001.44	91.6
First American Government Obligations Fund - Class X, 3.60%	5.2
United States Treasury Bills	0.9
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,960.00	-0.3
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,830.00	0.2
Nasdaq 100 Index, Expiration: 12/18/2026; Exercise Price: $10.44	0.1

Defiance Nasdaq 100 Weekly Distribution ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 Weekly Distributions ETF
Class Name	Defiance Nasdaq 100 Weekly Distribution ETF
Trading Symbol	QQQY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Nasdaq 100 Weekly Distributions ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qqqy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Nasdaq 100 Weekly Distributions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/qqqy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Weekly Distribution ETF	$51	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[6]
Material Change Description [Text Block]

Material Fund Changes

On December 17, 2025:

- The Fund changed its name from Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF to Defiance Nasdaq 100 Weekly Distribution ETF.

- The Fund's principal investment strategy was updated to providing current income by maintaining long exposure to its reference index and selling a daily call option spread on that inxdex. The Fund will target an annual cash distribution level of approximately 30%.

- The Fund's investment objective was updated to the following to remove a limit from potential investment gain.

Material Change Date	Dec. 17, 2025
Net Assets	$ 176,936,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 963,505
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$176,936
Number of Holdings	4
Total Advisory Fee	$963,505
Portfolio Turnover	50%

Holdings [Text Block]

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Nasdaq 100 Index, Expiration: 12/18/2026; Exercise Price: $1,000.34	100.4
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $24,960.04	-0.7
Nasdaq 100 Index, Expiration: 03/02/2026; Exercise Price: $25,022.44	0.5
First American Government Obligations Fund - Class X, 3.60%	0.2

Material Fund Change Name [Text Block]	The Fund changed its name from Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF to Defiance Nasdaq 100 Weekly Distribution ETF.
Material Fund Change Objectives [Text Block]	The Fund's investment objective was updated to the following to remove a limit from potential investment gain.
Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was updated to providing current income by maintaining long exposure to its reference index and selling a daily call option spread on that inxdex. The Fund will target an annual cash distribution level of approximately 30%
Defiance Oil Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Oil Enhanced Options Income ETF
Class Name	Defiance Oil Enhanced Options Income ETF
Trading Symbol	USOY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Oil Enhanced Options Income ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/usoy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Oil Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/usoy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Oil Enhanced Options Income ETF	$53	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%	[7]
Net Assets	$ 51,536,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 238,630
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$51,536
Number of Holdings	9
Total Advisory Fee	$238,630
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
United States Treasury Bills	76.5
First American Government Obligations Fund - Class X, 4.22%	17.5
United States Oil Fund LP, Expiration: 03/04/2026; Exercise Price: $82.00	-1.8
United States Oil Fund LP, Expiration: 03/04/2026; Exercise Price: $81.00	-1.3

Defiance R2000 Weekly Distribution ETF
Shareholder Report [Line Items]
Fund Name	Defiance R2000 Weekly Distributions ETF
Class Name	Defiance R2000 Weekly Distribution ETF
Trading Symbol	IWMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance R2000 Weekly Distributions ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/iwmy. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance R2000 Weekly Distributions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/iwmy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance R2000 Weekly Distribution ETF	$52	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[8]
Material Change Description [Text Block]

Material Fund Changes

On December 17, 2025:

- The Fund changed its name from Defiance R2000 Enhanced Options & 0DTE Income ETF to Defiance R2000 Weekly Distribution ETF.

- The Fund's principal investment strategy was updated to providing current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target an annual cash distribution level of approximately 30%.

-The Fund's investment objective was updated to the following to remove a limit from potential investment gain.

Material Change Date	Dec. 17, 2025
Net Assets	$ 104,694,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 652,929
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$104,694
Number of Holdings	4
Total Advisory Fee	$652,929
Portfolio Turnover	71%

Holdings [Text Block]

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $200.34	94.5
First American Government Obligations Fund - Class X, 3.60%	4.8
Russell 2000 Index, Expiration: 03/02/2026; Exercise Price: $2,632.36	-0.8
Russell 2000 Index, Expiration: 03/02/2026; Exercise Price: $2,640.01	0.7

Material Fund Change Name [Text Block]	The Fund changed its name from Defiance R2000 Enhanced Options & 0DTE Income ETF to Defiance R2000 Weekly Distribution ETF.
Material Fund Change Objectives [Text Block]	The Fund's investment objective was updated to the following to remove a limit from potential investment gain.
Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was updated to providing current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target an annual cash distribution level of approximately 30%.
Defiance S&P 500 Income Target ETF
Shareholder Report [Line Items]
Fund Name	Defiance S&P 500® Income Target ETF
Class Name	Defiance S&P 500® Income Target ETF
Trading Symbol	SPYT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance S&P 500® Income Target ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/spyt. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance S&P 500® Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/spyt
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Income Target ETF	$44	0.87%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[9]
Net Assets	$ 150,545,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 530,443
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$150,545
Number of Holdings	4
Total Advisory Fee	$530,443
Portfolio Turnover	10%

Holdings [Text Block]

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
iShares Core S&P 500 ETF	98.1
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,878.88	-0.5
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,890.57	0.4
First American Government Obligations Fund - Class X, 3.60%	0.3

Defiance S&P 500 Weekly Distribution ETF
Shareholder Report [Line Items]
Fund Name	Defiance S&P 500® Weekly Distributions ETF
Class Name	Defiance S&P 500® Weekly Distribution ETF
Trading Symbol	WDTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance S&P 500® Weekly Distributions ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/wdte. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance S&P 500® Weekly Distributions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/wdte
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Weekly Distribution ETF	$51	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[10]
Material Change Description [Text Block]

Material Fund Changes

On December 17, 2025:

- The Fund changed its name from Defiance S&P 500 Enhanced Options & 0DTE Income ETF to Defiance S&P 500 Weekly Distribution ETF.

- The Fund's principal investment strategy was updated to providing current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target an annual cash distribution level of approximately 30%.

-The Fund's investment objective was updated to the following to remove a limit from potential investment gain.

Material Change Date	Dec. 17, 2025
Net Assets	$ 67,050,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 353,548
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$67,050
Number of Holdings	4
Total Advisory Fee	$353,548
Portfolio Turnover	46%

Holdings [Text Block]

Security Type - Investments & Other Financial Instruments

(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $600.00	94.9
First American Government Obligations Fund - Class X, 3.60%	2.7
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,878.88	-0.6
S&P 500 Index, Expiration: 03/02/2026; Exercise Price: $6,896.08	0.4

Material Fund Change Name [Text Block]	The Fund changed its name from Defiance S&P 500 Enhanced Options & 0DTE Income ETF to Defiance S&P 500 Weekly Distribution ETF.
Material Fund Change Objectives [Text Block]	The Fund's investment objective was updated to the following to remove a limit from potential investment gain.
Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was updated to providing current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target an annual cash distribution level of approximately 30%.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[4]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[5]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[6]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[7]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[8]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[9]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[10]	Costs paid as a percentage of a $10,000 investment is an annualized figure.